Taxes (Details) ¥ in Thousands, $ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Taxes [Line Items]
Profits tax rate (in Dollars)			$ 2
Legacy tax rate		16.50%	16.50%
Enterprise income tax rate		25.00%	25.00%
Unrecognized tax benefits of effective tax rate (in Dollars)				$ 0.5	$ 0.7
Preferential tax rate	[1]	12.70%	12.70%	5.70%
Percentage of preferential tax rate		15.00%	15.00%
Finite lived in tangible asset useful life					5 years
Deferred tax assets, valuation allowance (in Dollars)
Operating loss carryforwards (in Dollars)					$ 2.8	$ 2.8
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Statute of limitation		10 years	10 years
Software [Member]
Taxes [Line Items]
Finite lived in tangible asset useful life					10 years
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Minimum [Member]
Taxes [Line Items]
Preferential tax rate		2.50%	2.50%
Maximum [Member]
Taxes [Line Items]
Preferential tax rate		5.00%	5.00%
HONG KONG [Member]
Taxes [Line Items]
Lowered tax rate		8.25%	8.25%
High and New Technology Enterprise [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%

[1]	Preferential tax rates for small and micro enterprises and high-tech entities.